REVENUES (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Revenue from Contract with Customer [Abstract]
Revenue performance obligations	$ 1,042
Revenue, performance obligation, percentage	80.00%
Percentage of contract liabilities previously included in the beginning balance, recognized during the period	59.00%